SEGMENT AND GEOGRAPHIC AREA INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 14 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major income source was real estate agent commissions before December 31, 2022. The revenue from real estate agent income accounted for 96% and 99% of the Group’s total consolidated revenue for the years ended December 31, 2022 and 2021, respectively. Geographically, revenue was primarily generated in the PRC market before December 31, 2022. The revenue generated in the PRC accounted for 96% and 100% of the Group’s total consolidated revenue for the years ended December 31, 2022 and 2021, respectively. The value of the Group’s assets located in the UK increased since 2021. The value of the assets located in the UK accounted for 79% and 37% of the Group’s total consolidated assets as of December 31, 2022 and 2021, respectively.

The Group’s major income source was the hotel business after December 31, 2022. The revenue from the hotel business accounted for 87% of the Group’s total consolidated revenue for the six months ended June 30, 2023. Geographically, revenue was primarily generated in the UK market after December 31, 2022. The revenue generated in the UK accounted for 96% of the Group’s total consolidated revenue for the six months ended June 30, 2023. The value of the Group’s assets located in the UK increased since 2021. The value of the assets located in the UK accounted for 91% of the Group’s total consolidated assets as of June 30, 2023.

	Six Months Ended		Year Ended		Year Ended
	June 30, 2023		December 31, 2022		December 31, 2021
Source of revenue	US$	%	US$	%	US$	%
Real estate agent income	1,709	4%	434,371	96%	4,408,018	99%
Rental management income	3,541	9%	16,263	4%	19,469	0%
Hotel income	34,716	87%	—	—	—	—
Other income	—	—	—	—	38,746	1%
Total Revenue	39,966	100%	450,634	100%	4,466,233	100%

Revenue by Geographic Region	US$	%	US$	%	US$	%
PRC	1,709	4%	434,371	96%	4,446,764	100%
UK	38,257	96%	16,263	4%	19,469	0
Total Revenue	39,966	100%	450,634	100%	4,466,233	100%

	As of June 30, 2023		As of December 31, 2022		As of December 31, 2021
Assets by Geographic Region	US$	%	US$	%	US$	%
PRC and Others	392,756	9%	1,202,347	21%	5,293,516	63%
UK	3,894,059	91%	4,432,728	79%	3,075,454	37%
Total Assets	4,286,815	100%	5,635,075	100%	8,368,970	100%